14. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

12.	SUBSEQUENT EVENTS

Subsequent to March 31, 2019, the Company sold 11,120,000 shares for $1,120,000. As of the date of the filing the Company has received $800,000. As of the date of filing the shares have not been issued.

Subsequent to March 31, 2019, the Company made the final payment due per the asset purchase agreement with Photo File, Inc. dated October 11, 2018.

14.	SUBSEQUENT EVENTS

Subsequent to December 31, 2018, the Company issued additional convertible notes to accredited investors totaling to $590,880. The notes mature on April 30, 2019, bear interest at the rate of 10% per annum, and are convertible along with accrued interest at $0.10 per share at the option of the note holders. In connection with the private placement, the Company paid a consultant fees of $84,106.

On February 22, 2019, the Company entered into an asset purchase agreement to purchase various images, prints, slides, negatives, and transparencies for $100,000. Additionally, the Company assumed the lease where the assets are located at a cost of approx. $10,500 per year and agreed to pay a 10% royalty on all reproduction print sold.

On February 19, 2012 the Company extended the operating lease agreement for the lease originally entered into September 6, 2012 for an additional 24 months.